Stockholders' Deficit (Details Textual) (USD $)	0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended		3 Months Ended		12 Months Ended										12 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended					1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended			12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended		1 Months Ended
	Dec. 13, 2013	Nov. 05, 2013	Aug. 28, 2013	May 15, 2013	Dec. 07, 2012	Mar. 31, 2014	Aug. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014	Sep. 13, 2012	Jun. 01, 2011	Mar. 12, 2014 Purchase agreement with ICG [Member]	Aug. 31, 2013 Purchase agreement with ICG [Member]	Apr. 30, 2013 Purchase agreement with ICG [Member]	Aug. 31, 2013 Purchase agreement with ICG [Member] Term Loan Maturing in January 2014 [Member]	Apr. 30, 2013 Purchase agreement with ICG [Member] Term Loan Maturing in January 2014 [Member]	Dec. 31, 2013 Mid Market Agent [Member]	Dec. 31, 2012 Pending Litigation [Member]	Dec. 31, 2011 Pending Litigation [Member]	Dec. 31, 2013 Pending Litigation [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2012 Equity Issued in Business Combination [Member]	Mar. 31, 2014 Additional Paid-In Capital [Member]	Dec. 31, 2013 Additional Paid-In Capital [Member]	Dec. 31, 2012 Additional Paid-In Capital [Member]	Dec. 31, 2012 Warrant [Member]	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Sep. 17, 2012 Common Stock [Member]	Dec. 31, 2013 Employees [Member]	Dec. 31, 2013 Vice President [Member]	Dec. 31, 2013 Officer And Director [Member]	Dec. 31, 2013 Employees And Directors [Member]	Dec. 31, 2013 Third Party Transaction [Member]	Dec. 31, 2013 Consultant [Member]	Dec. 31, 2012 Consultant [Member]	Mar. 31, 2014 Third Party Lender [Member]	Feb. 28, 2014 Third Party Lender [Member]	Dec. 31, 2013 Third Party Lender [Member]	Apr. 30, 2013 Aw Solutions [Member]	Dec. 31, 2013 Aw Solutions [Member]	Jun. 01, 2011 Series A Preferred Stock	Dec. 31, 2013 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Feb. 07, 2013 Series A Preferred Stock	Jun. 01, 2011 Series A Preferred Stock Board of Directors [Member]	Jun. 25, 2013 Series B Preferred Stock	Jun. 28, 2011 Series B Preferred Stock Individual	Dec. 31, 2012 Series B Preferred Stock Individual	Dec. 31, 2013 Series B Preferred Stock	Jun. 30, 2011 Series B Preferred Stock	Dec. 31, 2013 Series B Preferred Stock Conversion Of Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock	Dec. 23, 2011 Series C Preferred Stock	Dec. 31, 2013 Series C Preferred Stock	May 12, 2013 Series D Preferred Stock [Member]	Jan. 30, 2013 Series D Preferred Stock [Member]	Dec. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2013 Series D Preferred Stock [Member] Conversion Of Preferred Stock [Member]	Jan. 30, 2013 Series D Preferred Stock [Member] Subsequent Event [Member]	Aug. 06, 2013 Series E Preferred Stock	Sep. 17, 2012 Series E Preferred Stock	Dec. 31, 2013 Series E Preferred Stock	Dec. 31, 2012 Series E Preferred Stock	Sep. 17, 2012 Series F Preferred Stock	Dec. 24, 2013 Series F Preferred Stock	Dec. 31, 2013 Series F Preferred Stock	Dec. 31, 2012 Series F Preferred Stock	Sep. 17, 2012 Series G Preferred Stock [Member]	Oct. 25, 2012 Series H Preferred Stock	Dec. 31, 2013 Series H Preferred Stock	Dec. 31, 2012 Series H Preferred Stock	Nov. 30, 2012 Series I Preferred Stock [Member]	Nov. 21, 2013 Series I Preferred Stock [Member]	Dec. 31, 2012 Series I Preferred Stock [Member]	Nov. 21, 2013 Series I Preferred Stock [Member] ERFS [Member]
Stockholders' Deficit (Textual)
Conversion of Series F Preferred Shares and settlement of contingent consideration, shares																															466,702
Shares issued in exchange for consulting services																														76,958		33,000							23,879	33,000		176,100
Fair value of shares issued in exchange for consulting services								$ 925,000			$ 338,900															$ 925,000		$ 338,897				$ 3								$ 338,900
Implied fair value of company's common stock						$ 7.95		$ 7.95				$ 16.90																											$ 8.85	$ 10.28	$ 11.87	$ 6.36													$ 1,000
Preferred stock, shares authorized														50,000,000							20,000,000		20,000,000																							20,000,000				2,000,000		60,000						1,500					1,000					3,500			4,800				2,000	2,000			4,500
Preferred stock, par value										$ 0.0001											$ 0.0001		$ 0.0001																							$ 0.0001												$ 1,000					$ 1,000					$ 1,000			$ 1,000				$ 1,000	$ 1,000			$ 1,000
Preferred Stock, fair market value																																																		$ 1
Preferred Stock, description																																																		The carrying amount of the Series A Preferred Stock was based on the par value of the Series A Preferred stock of $0.001 per share, or $200, the difference of $1,999,800 between the fair value of the Series A Preferred Stock at date of issuance and the carrying value of $200, was recorded as additional paid in capital.
Redemption price per share																																																										$ 1,000										$ 1,000			$ 1,000					$ 1,000			$ 1,000
Preferred Stock, voting rights																																														voting rights at a ratio of .08 votes for every one share of Series A Preferred Stock.
Description for conversion of preferred stock																																																				The Series B Preferred Stock has no dividend rights and each share of Series B Preferred Stock is convertible into such number of shares of common stock of the Company as is equal to 0.00134% of the Company's total common stock outstanding on a fully-diluted basis.																			Stock are convertible at the lesser of (i) the last quoted price of the common stock on third day following the effective date of the associated registration statement or (ii) the average of the last reported sale price for each of the three trading days prior to the date of conversion.				The shares of Series G Preferred Stock are convertible at the rate equal to the earnout or working capital loan payment that is under default divided by $1,000 and by the lesser of (i) the last quoted price of the common stock on third day following the effective date of the associated registration statements or (ii) the average of the last reported sale price of the common stock for each of the three trading days prior to the date of conversion.	Series H Preferred Stock have a one-year option to convert their shares of Series H Preferred Stock to common stock, beginning 90 days after the date of issuance.			Series I Preferred Stock to common stock on the earlier of the 30th day after the associated registration statement is declared effective by the Securities and Exchange Commission or 120 days after the date of their issuance. The shares of Series I Preferred Stock are convertible into common stock at the rate equal to the average of the last reported sale price of the common stock for each of the three trading days prior to the date of conversion.
Common stock issued upon convertible preferred stock																																			8,000	16,000															37,500			1,262,440		2,452,742	13,560,038			42	566	39,487	884,364	194,560	3,352	39,487	3,350		534,819	5,119,460		1,150		1,383,333			1,425	2,345,548			1,135,647
Issuance of shares for extinguishment of debt and cancellation of warrants											352,763																	352,758	352,763			5
Reverse stock split				1-for-4	1-for-125		1-for-4
Conversion ratio of common stock																																														0.08	0.08
Preferred stock, Redeemable price per share																																														$ 0.0001						$ 1,000
Preferred Stock was convertible into common stock																																															2,000,000	40,000			2,452,752									3,552	39,487						534,819					377,049					483,015
Diluted common stock outstanding						10,863,889		10,863,889		8,558,631	489,018																																						40,000
Percentage of fully diluted capitalization of company																																																				0.00134%																9.80%
Subscriptions received in purchase of preferred stock																																																				15,000	16,021		15,000
Number of individuals																																																				3	4
Aggregate consideration for issuance of shares																																																					1,585,000
Converted principal amount of debt and accrued interest																																																					616,760
Issuance from conversion of debt and interest, Shares																																																					6,479
Cumulative annual dividends rate																																																										10.00%					10.00%					12.00%			12.00%				12.00%
Conversion rate of preferred stock																																																									0.025%	0.025%
Description of market capitalization of common stock																																																															The Series D Preferred Stock is non-voting, non-redeemable and is convertible at any time the market capitalization of the Company's common stock exceeds $15 million or the shares of common stock are trading at a per share price in excess of $43.75 per share for a 10-day trading period.													The shares of Series H Preferred Stock are convertible into a number of shares of common stock amounting to 4.49% of the fully-diluted capitalization of the Company.				The shares of Series I Preferred Stock are redeemable at $1,000 per share, at the option of the holder, beginning on the 31st day after the associated registration statement is declared effective by the Securities and Exchange Commission and until the Company has redeemed up to $750,000 of Series I Preferred Stock.
Preferred stock issued on debt conversion											616,760																																																				605,872
Cumulative dividends rate per month																																																																												10.00%
Cumulative dividends rate maximum																																																																												150.00%
Interest rate payable at delay of payment of redemption amount																																																																												2.00%
Amount recieved as commision from an investor										1,823,838																																																																		1,823,838
Share issued in exchange for conversion of preferred stock, Value																																																								2,216,760			1,500,000			565,660			40,212				3,350,000								1,425,000
Share issued in exchange for conversion of preferred stock																																															40,000									37,500			1,500			566			42				3,350								1,425
Cancellation due to divestment, Shares																																																																																		4,500
Common stock to employees as bonuses																						2,000,000
Issuance of shares to officers											10,000																							5,000		5,000	149,700
Issuance of shares of common stock to directors and officers price per share											$ 3.00																							$ 11.52		$ 11.52	$ 10.51
Issuance of shares to directors and officers											30,000																							57,601		57,601	1,572,988
Issuances of shares from conversion of notes payable						1,725,000		1,344,000		382,491																1,344,000	382,487				4							7,206			12,824,000	1,120,000	36,584,000	2,107,804
Issuances of shares from conversion of notes payable, Shares						109,399																								211,320	36,567							27,500			1,080,361		210,000
Conversion price per share															$ 10.50									$ 3.44									$ 10.50																																						$ 3.05
Loss on contigent consideration																																																																									2,162,000
Interest expense								3,277,000	1,294,000	5,574,228	1,699,746																											144,130					281,113
Common stock issued for loan modification
Issuance of shares pursuant to convertible notes payable, value																								153,216
Issuance of shares pursuant to convertible notes payable, Shares																								44,318							43,790	44,318													152,562
Issuance of shares pursuant to acquisition, Shares																									10,000					50,861	356,297														203,735
Issuance of shares pursuant to business combinations, price per share																									$ 7.75																				$ 12.80
Common stock issued for acquisition																									77,500
Issuance of shares pursuant to acquisition								814,000		5,408,878																814,000	5,408,842				36														2,607,804
Issuance of shares pursuant to pending acquisition, price per share																																													$ 12.80
Issuances of shares in settlement of note payable																															382,487
Liquidation of stock for cash considerations																																																																									3,000
Issuance of shares pursuant to loans, Shares																				20,375
Issuance of shares pursuant to loans price per share																				$ 12.20
Issuance of shares pursuant to loans																				248,575
Issuance from sale of shares											54,999																	54,997				2
Issuance from sale of shares, Shares																																27,271
Issuance of shares pursuant to penalty											242,702																	242,700				2
Issuance of shares pursuant to penalty, Shares																																16,596
Issuance of shares for extinguishment of debt and cancellation of warrants, Shares																													52,190			52,190
Issuance of shares to satisfy obligations pursuant to warrants, price per share																													$ 6.76
Aggregate principal amount of note													125,000			287,500	1,725,000	575,000	863,000
Aggregate purchase price																250,000	1,500,000	500,000	750,000
Issuance of shares pursuant to public offering, shares		1,250,000																													1,437,500
Stock price per share		$ 4.00																																											$ 18.36
Proceeds from issuance initial public offering		4,550,010								5,237,491
Number of warrants issued to purchase common stock		625,000
Exercise price of warrants		0.01
Issuance of shares pursuant to penalty to waive convenant shares										20,375
Issuance of shares pursuant to penalty to waive convenant value										248,575
Issuance of shares pursuant to penalty to waive convenant price per share										$ 12.20
Issuance of shares pursuant to preferred dividends shares										112,256
Issuance of shares pursuant to preferred dividends value										958,822
Issuance of shares upon exercise of options, shares																															5,000
Number of warrants sold		62,500
Number of warrants exercised			138,396							448,296
Securities purchase agreement convertible debentures interest rate	12.00%
Securities purchase agreement convertible debentures converted in to common stock	152,562									36,567
Stock compensation expense																																							211,421
Conversion of Series F Preferred Shares and settlement of contingent consideration										2,235,327																	2,235,280				47
Loss on extinguishment of debt																																													(992,000)
Loss on settlement of contingent related to conversion of common stock into series F preferred stock																																																																									2,200,000
Total fair value																																													$ 2,801,038